Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	pipi14_SupplementTextBlock

Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Supplement dated June 17, 2014 to the

Currently Effective Prospectus and Summary Prospectus

Effective as of July 1, 2014, the Fund's existing contractual cap on Fund expenses will be lowered. To reflect this change, the Fund's Prospectus and Summary Prospectus are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None
+ Other expenses	0.61%	0.61%	0.61%
= Total annual Fund operating expenses	1.61%	2.31%	1.31%
- Fee waiver or expense reimbursement	(0.56%)	(0.51%)	(0.51%)
= Net annual Fund operating expenses	1.05%	1.80%	0.80%

The manager has contractually agreed through June 30, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through June 30, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to June 30, 2015 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$429	$764	$1,122	$2,128	$429	$764	$1,122	$2,128
Class C	$283	$673	$1,189	$2,607	$183	$673	$1,189	$2,607
Class Z	$82	$365	$669	$1,534	$82	$365	$669	$1,534

Prudential Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi14_SupplementTextBlock

Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Supplement dated June 17, 2014 to the

Currently Effective Prospectus and Summary Prospectus

Effective as of July 1, 2014, the Fund's existing contractual cap on Fund expenses will be lowered. To reflect this change, the Fund's Prospectus and Summary Prospectus are hereby changed as follows, effective as of July 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None
+ Other expenses	0.61%	0.61%	0.61%
= Total annual Fund operating expenses	1.61%	2.31%	1.31%
- Fee waiver or expense reimbursement	(0.56%)	(0.51%)	(0.51%)
= Net annual Fund operating expenses	1.05%	1.80%	0.80%

The manager has contractually agreed through June 30, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through June 30, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to June 30, 2015 without the prior approval of the Fund's Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$429	$764	$1,122	$2,128	$429	$764	$1,122	$2,128
Class C	$283	$673	$1,189	$2,607	$183	$673	$1,189	$2,607
Class Z	$82	$365	$669	$1,534	$82	$365	$669	$1,534

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The manager has contractually agreed through June 30, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.80% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through June 30, 2015 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets. These waivers may not be terminated prior to June 30, 2015 without the prior approval of the Fund’s Board of Directors.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Floating Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.61%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.61%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 429
3 Years	rr_ExpenseExampleYear03	764
5 Years	rr_ExpenseExampleYear05	1,122
10 Years	rr_ExpenseExampleYear10	2,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	429
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,128
Prudential Floating Rate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.61%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.31%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,607
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,607
Prudential Floating Rate Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.61%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	669
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	669
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,534